SUPPLEMENT TO THE FIDELITY ADVISOR FUNDS(registered trademark)
CLASS A, CLASS T, CLASS B, CLASS C, INSTITUTIONAL CLASS, AND INITIAL
CLASS
FEBRUARY 26, 1999
REVISED APRIL 9, 1999
STATEMENT OF ADDITIONAL INFORMATION

   FIDELITY ADVISOR STRATEGIC OPPORTUNITIES FUND HAS BEEN RENAMED
FIDELITY ADVISOR VALUE STRATEGIES FUND. ALL REFERENCES TO ADVISOR
STRATEGIC OPPORTUNITIES THROUGHOUT THIS SAI SHOULD BE REPLACED WITH ADVISOR VALUE STRATEGIES.

   THE FOLLOWING INFORMATION REPLACES NON-FUNDAMENTAL INVESTMENT
LIMITATION (III) BEGINNING ON PAGE 3 FOR EACH FUND EXCEPT ADVISOR
EMERGING MARKETS INCOME FUND AND ADVISOR STRATEGIC INCOME FUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

   THE FOLLOWING INFORMATION REPLACES NON-FUNDAMENTAL INVESTMENT
LIMITATION (IV) ON PAGES 24 AND 27, RESPECTIVELY, FOR ADVISOR EMERGING MARKETS INCOME FUND AND ADVISOR STRATEGIC INCOME FUND IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION.

   (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

   THE FOLLOWING INFORMATION REPLACES NON-FUNDAMENTAL INVESTMENT LIMITATION (V) BEGINNING ON PAGE 3 FOR EACH FUND EXCEPT ADVISOR EMERGING MARKETS INCOME FUND, ADVISOR STRATEGIC INCOME FUND, ADVISOR MUNICIPAL INCOME FUND AND ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION.

   (v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION REPLACES NON-FUNDAMENTAL INVESTMENT
LIMITATION (VI) ON PAGES 25 AND 27, RESPECTIVELY, FOR ADVISOR EMERGING MARKETS INCOME FUND AND ADVISOR STRATEGIC INCOME FUND IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION.

   (vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR LATIN AMERICA FUND" SECTION BEGINNING ON PAGE 3.

   For purposes of normally investing at least 65% of the fund's total assets in securities of Latin American issuers, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR JAPAN FUND" SECTION BEGINNING ON PAGE 4.

   For purposes of normally investing at least 65% of the fund's total assets in securities of Japanese issuers, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR EUROPE CAPITAL APPRECIATION FUND" SECTION BEGINNING ON PAGE 5.

   For purposes of normally investing at least 65% of the fund's total assets in securities of issuers that have their principal activities in Europe, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND" SECTION BEGINNING ON PAGE 6.

   For purposes of normally investing at least 65% of the fund's total assets in foreign securities, including securities of issuers located in emerging markets, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR OVERSEAS FUND" AND "INVESTMENT LIMITATIONS OF ADVISOR
DIVERSIFIED INTERNATIONAL FUND" SECTIONS BEGINNING ON PAGES 7 AND 8,
RESPECTIVELY.

   For purposes of normally investing at least 65% of the fund's total assets in foreign securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR GLOBAL EQUITY FUND" SECTION BEGINNING ON PAGE 9.

   For purposes of normally investing at least 65% of the fund's total assets in common stocks, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR SMALL CAP FUND" SECTION BEGINNING ON PAGE 11.

   For purposes of normally investing at least 65% of the fund's total assets in securities of companies with small market capitalizations, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR MID CAP FUND" SECTION BEGINNING ON PAGE 13.

   For purposes of normally investing at least 65% of the fund's total assets in securities of companies with medium market capitalizations, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR EQUITY GROWTH FUND" SECTION BEGINNING ON PAGE 15.

   For purposes of normally investing at least 65% of the fund's total assets in common stocks, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR LARGE CAP FUND" SECTION BEGINNING ON PAGE 16.

   For purposes of normally investing at least 65% of the fund's total assets in securities of companies with large market capitalizations, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR DIVIDEND GROWTH FUND" SECTION BEGINNING ON PAGE 17.

   For purposes of normally investing at least 65% of the fund's total assets in securities of companies that FMR believes have the potential for dividend growth by either increasing their dividends or commencing dividends, if none are currently paid, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR EQUITY INCOME FUND" SECTION BEGINNING ON PAGE 21.

   For purposes of normally investing at least 65% of the fund's total assets in income-producing equity securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR BALANCED FUND" SECTION BEGINNING ON PAGE 23.

   For purposes of investing at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock), FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR EMERGING MARKETS INCOME FUND" SECTION BEGINNING ON PAGE 24.

   For purposes of normally investing at least 65% of the fund's total assets in debt securities of issuers in emerging markets, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR HIGH YIELD FUND" SECTION BEGINNING ON PAGE 25.

   For purposes of normally investing at least 65% of the fund's total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR GOVERNMENT INVESTMENT FUND" SECTION BEGINNING ON PAGE
27.

   For purposes of normally investing at least 65% of the fund's total assets in U.S. Government securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR MORTGAGE SECURITIES FUND" SECTION BEGINNING ON PAGE 28.

   For purposes of normally investing at least 65% of the fund's total assets in investment-grade mortgage-related securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "PERFORMANCE" SECTION ON PAGE 82.

                                                                                         Average Annual Returns1

                            Fiscal Period Ended  Thirty-Day Yield  Tax Equivalent Yield  One Year             Five Years

Advisor Intermediate                              2.63%             4.11%                 2.67%                4.30%
Municipal Income - Class B

Advisor Intermediate                              3.54%             5.53%                 6.73%                5.22%
Municipal Income -
Institutional



                                                         Cumulative Returns1

                            Ten Years/ Life of Fund*     One Year             Five Years  Ten Years/ Life of Fund*

Advisor Intermediate         6.12%                        2.67%                23.43%      81.13%
Municipal Income - Class B

Advisor Intermediate         6.62%                        6.73%                29.00%      89.84%
Municipal Income -
Institutional


   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "PERFORMANCE" SECTION BEGINNING ON PAGE 95.

ADVISOR VALUE STRATEGIES -
CLASS A


   Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Value Strategies on December 1, 1988, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $24,359. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $2,721 for dividends and $6,971 for capital gain distributions. Initial offering of Class A of Advisor Value Strategies took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 would have been higher. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

ADVISOR VALUE STRATEGIES -
CLASS T

   Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Value Strategies on December 1, 1988, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $24,398. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $2,677 for dividends and $7,095 for capital gain distributions. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

ADVISOR VALUE STRATEGIES -
CLASS B

   Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Value Strategies on December 1, 1988, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $24,789. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $2,767 for dividends and $7,277 for capital gain distributions. Initial offering of Class B of Advisor Value Strategies took place on June 30, 1994. Class B returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class B's 12b-1 fee had been reflected, returns prior to June 30, 1994 would have been lower. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

ADVISOR VALUE STRATEGIES -
INSTITUTIONAL CLASS

   Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Value Strategies on December 1, 1988, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $26,287. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $3,426 for dividends and $7,328 for capital gain distributions. Initial offering of Institutional Class of Advisor Value Strategies took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Initial Class which has no 12b-1 fee. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

ADVISOR VALUE STRATEGIES -
INITIAL CLASS

   Explanatory Notes: With an initial investment of $10,000 in Initial Class of Advisor Value Strategies on December 1, 1988, the net amount invested in Initial Class shares was $10,000.The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $26,269. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $3,396 for dividends and $7,353 for capital gain distributions. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "PERFORMANCE" SECTION BEGINNING ON PAGE 134.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Class B of Advisor Intermediate Municipal Income would have grown to $18,113.

ADVISOR INTERMEDIATE
MUNICIPAL INCOME - CLASS B

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 10,142                  $ 6,753                       $ 1,218                      $ 18,113



ADVISOR INTERMEDIATE          INDEXES
MUNICIPAL INCOME - CLASS B

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1998                          $ 51,835  $ 52,786  $ 13,644


During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Institutional Class of Advisor Intermediate
Municipal Income would have grown to $18,984.

ADVISOR INTERMEDIATE
MUNICIPAL INCOME -
INSTITUTIONAL CLASS

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 10,151                  $ 7,611                       $ 1,222                      $ 18,984



ADVISOR INTERMEDIATE          INDEXES
MUNICIPAL INCOME -
INSTITUTIONAL CLASS

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1998                          $ 51,835  $ 52,786  $ 13,644


THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "PERFORMANCE" SECTION BEGINNING ON PAGE 139.

   Each of Advisor TechnoQuant Growth, Advisor Value Strategies, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, and Advisor Balanced may compare its performance to that of the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks.

   Advisor Value Strategies may compare its performance to that of the Russell MidCap Value Index, a market capitalization-weighted index of medium-capitalization stocks determined by Russell to be value stocks as measured by their lower price-to-book ratios and lower forecasted growth values.

Advisor High Yield may compare its performance to that of the Merrill Lynch High Yield Master II Index, a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Issues must have an outstanding par value of at least $50 million to be included in the index.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 164.

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $669 billion of group net assets - the approximate level for December 1998 - was 0.2863%, which is the weighted average of the respective fee rates for each level of group net assets up to $669 billion.

THE FOLLOWING INFORMATION REPLACES THE FOURTH AND FIFTH PARAGRAPHS FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 165 .

   COMPUTING THE PERFORMANCE ADJUSTMENT. The basic fee for each of Advisor Overseas and Advisor Growth Opportunities is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record over the same period of the S&P 500 for Advisor Growth Opportunities or the cap-weighted EAFE for Overseas. The performance period consists of the most recent month plus the previous 35 months.

   The basic fee for Advisor Value Strategies is subject to downward adjustment, depending on whether, and to what extent, the fund's investment performance for the performance period is exceeded by the record over the same period of the S&P 500. The performance period consists of the most recent month plus the previous 35 months. After December 31, 2000, no performance adjustment will be applied to the basic fee for Advisor Value Strategies.

   Each percentage point of difference, calculated to the nearest 0.01% (for Advisor Overseas, Advisor Value Strategies, and Advisor Growth Opportunities) (up to a maximum difference of (plus/minus)10.00 for Advisor Overseas and Advisor Growth Opportunities and -10.00 for Advisor Value Strategies) is multiplied by a performance adjustment rate of 0.02%.

   THE FOLLOWING INFORMATION REPLACES THE SEVENTH AND EIGHTH
PARAGRAPHS FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 165
 .

   The performance comparison is made at the end of each month. One twelfth (1/12) of this rate is then applied to each fund's average net assets throughout the month, giving a dollar amount which will be added to (or subtracted from) the basic fee for Advisor Overseas and Advisor Growth Opportunities or subtracted from the basic fee for Advisor Value Strategies.

   The maximum annualized performance adjustment rate is (plus/minus)0.20% for Advisor Overseas and Advisor Growth
Opportunities and -0.20% for Advisor Value Strategies of a fund's average net assets over the performance period.

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 166 .

                            FISCAL YEAR ENDED  PERFORMANCE ADJUSTMENT  MANAGEMENT FEES PAID TO FMR


ADVISOR VALUE STRATEGIES##

1998                        11/30                1,343,174 (downward)    2,375,350*

1/1/97 - 11/30/97           11/30                1,112,763 (downward)    2,293,268*

1996                        12/31                962,281 (downward)      3,621,407*

1995                        12/31                91,269 (upward)         3,510,812*



   * Including the amount of the performance adjustment.

   ## Prior to July 1, 1999, Advisor Value Strategies paid FMR a monthly management fee with two components: a basic fee and a performance adjustment. The basic fee was subject to upward or downward adjustment, depending on whether, and to what extent, the fund's investment performance for the performance period exceeded, or was exceeded by, the record over the same period of the S&P 500. The maximum annualized performance adjustment rate was (plus/minus)0.20% of the fund's average net assets over the performance period.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "SUB-ADVISERS" IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 168.

On behalf of Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Value Strategies, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, Advisor Balanced, Advisor High Yield, Advisor Mortgage Securities, Advisor Intermediate Bond, and Advisor Short Fixed-Income, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. On behalf of Advisor Latin America and Advisor Europe Capital Appreciation, FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, and FIAA. FIAA, in turn, has entered into a sub-advisory agreement with FIAA(U.K.)L. On behalf of Advisor Japan, Advisor International Capital Appreciation, Advisor Overseas, Advisor Diversified International, Advisor Global Equity, Advisor Emerging Markets Income, and Advisor Strategic Income, FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, FIJ, and FIIA. FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L. Pursuant to the sub-advisory agreements, FMR may receive investment advice and research services outside the United States from the sub-advisers.

THE FOLLOWING INFORMATION REPLACES THE SECOND AND EIGHTH PARAGRAPHS FOUND IN THE "TRANSFER AND SERVICE AGENT AGREEMENTS" SECTION ON PAGE 182.

Each class of Advisor Municipal Income and Advisor Intermediate Municipal Income has entered into a transfer agent agreement with Citibank, N.A., which is located at 111 Wall Street, New York, New York. Under the terms of the agreements, Citibank, N.A. provides transfer agency, dividend disbursing, and shareholder services for each class of each fund. Citibank, N.A. in turn has entered into sub-transfer agent agreements with FIIOC. Under the terms of the sub-agreements, FIIOC performs all processing activities associated with providing these services for each class of each fund and receives all related transfer agency fees paid to Citibank, N.A.

Each of Advisor Municipal Income and Advisor Intermediate Municipal Income has also entered into a service agent agreement with Citibank, N.A. Under the terms of the agreements, Citibank, N.A. provides pricing and bookkeeping services for each fund. Citibank, N.A. in turn has entered into sub-service agent agreements with FSC. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each class of each fund and maintaining each fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to Citibank, N.A.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "DESCRIPTION OF THE TRUSTS" SECTION ON PAGE 185.

CUSTODIANS. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of Advisor International Capital Appreciation, Advisor Mid Cap, Advisor Growth Opportunities,
   Advisor Value Strategies    , and Advisor Large Cap. State Street
Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of Advisor Latin America, Advisor Japan, Advisor Europe Capital Appreciation, Advisor Diversified International, Advisor Global Equity, Advisor Small Cap, Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation. The Chase Manhattan Bank, 4 Chase MetroTech Center, Brooklyn, New York, is custodian of the assets of Advisor TechnoQuant Growth, Advisor Overseas, Advisor Equity Growth, Advisor Growth & Income, Advisor Equity Income, Advisor Balanced, and Advisor Emerging Markets Income. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of Advisor High Yield, Advisor Strategic Income, Advisor Government Investment, Advisor Intermediate Bond, Advisor Mortgage Securities and Advisor Short Fixed-Income. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of Advisor Municipal Income and Advisor Intermediate Municipal Income. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of subcustodian banks and clearing agencies. The Bank of New York and The Chase Manhattan Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.